Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2021
Stockholders' Equity
Schedule of fair value of stock option awards valuation assumptions

	2021	2020(1)	2019(1)
Exercise price	$8.99 – $9.25	$7.48 – $8.33	$8.30 – $8.33
Expected dividend yield	0%	0%	0%
Expected volatility	45% – 48%	41% – 46%	38% – 39%
Expected term (years)	5.00 – 6.07	5.55 – 6.07	5.80 – 6.09
Risk free interest rate	0.80% – 1.04%	0.26% – 1.17%	1.58% – 2.35%
(1)	Exercise prices have been retroactively adjusted to give effect to the exchange ratio of 0.306.

Schedule of stock options activity

		Weighted	Weighted
		Average	Average
	Number of	Exercise	Remaining	Aggregate
	Shares(1)	Price(1)	Term	Intrinsic Value
Balance as of December 31, 2020	9,822	$6.41	5.01	$19,248
Granted	621	9.11
Exercised	(2,393)	2.95
Forfeited	(2,392)	9.71
Expired	(1,098)	8.79
Balance as of December 31, 2021	4,560	$6.29	3.07	$2,670
Expected to vest at December 31, 2021	4,560	$6.29	3.07	$2,670
Exercisable at December 31, 2021	3,895	$5.83	2.08	$2,670
(1)	Number of shares and weighted average exercise price have been retroactively adjusted to give effect to the exchange ratio of 0.306.

Schedule of the restricted stock unit activity

		Weighted Average
		Grant-Date Fair
	Shares(1)	Value(1)
Outstanding as of December 31, 2020	2,530	$8.53
Granted	3,011	9.11
Vested	(4)	9.25
Forfeited	(302)	8.33
Outstanding as of December 31, 2021	5,235	$8.88
(1)	Shares and weighted average grant-date fair value have been retroactively adjusted to give effect to the exchange ratio of 0.306.